Cash and bank balances - Summary of Cash And Cash Equivalents Explanatory (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash and cash equivalents [abstract]
Cash and cheque on hand	₨ 0	₨ 0	₨ 0
Balances with banks
- On current accounts	19,474	11,699	4,781
- Deposits with original maturity of less than 3 months	1,205	1,390	5,334
Total cash and cash equivalents	₨ 20,679	₨ 13,089	₨ 10,115	₨ 13,914